Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2022 Pay-Versus-Performance Table
					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary of Compensation Table for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (Millions) (5)	Revenue (Millions) (6)
2022	9,696,978	22,817,187	2,415,581	3,154,512	320.93	113.65	202.1	660.1
2021	7,453,294	5,992,078	2,398,657	591,581	226.79	126.45	402.7	443.3
2020	6,518,876	24,374,731	1,812,287	4,356,681	240.89	126.42	129.0	268.0

Named Executive Officers, Footnote [Text Block]	Helen I Torley was our CEO for each of the three years included in the table above. For 2020, our Non-PEO NEOs were Elaine D. Sun, Laurie D. Stelzer, Masaru Matsuda, and Michael J. LaBarre. For 2021, our Non-PEO NEOs were Elaine D. Sun, Masaru Matsuda, and Michael J. LaBarre. For 2022, our Non-PEO NEOs were Nicole LaBrosse, Elaine D. Sun, Mark Snyder, and Michael J. LaBarre. Ms. Sun commenced employment with Halozyme on March 2, 2020 and separated employment from Halozyme on February 2, 2022. Ms. Stelzer separated employment from Halozyme on March 6, 2020. Mr. Matsuda separated employment from Halozyme on December 31, 2021. Ms. LaBrosse was appointed to Halozyme’s Chief Financial Officer on February 2, 2022 and Mr. Snyder commenced employment with Halozyme on January 3, 2022.See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our CEO for each fiscal year covered in the table. The average compensation for the Non-PEO NEOs for 2022 was calculated in the Summary Compensation Table above. The average compensation for the Non-PEO NEOs for each of 2021 and 2020 was calculated from the Summary Compensation Table as disclosed in our proxy statement filed with the Securities and Exchange Commission in calendar year 2022 or 2021, respectively.
PEO Total Compensation Amount	$ 9,696,978	$ 7,453,294	$ 6,518,876
PEO Actually Paid Compensation Amount	$ 22,817,187	5,992,078	24,374,731
Adjustment To PEO Compensation, Footnote [Text Block]	For purposes of this table, the compensation actually paid (“Compensation Actually Paid”, or “CAP”) to each of our Named Executive Officers (including for purposes of this table, former named executive officers who are included in the Non-PEO NEO group for the applicable year) means the Named Executive Officer’s total compensation as reflected in the Summary Compensation Table for the applicable year less the grant date fair values of stock awards and option awards included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the Named Executive Officer for the applicable year, and adjusted for the following with respect to Halozyme’s LTI awards granted to the Named Executive Officer:
•Plus the year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
•Plus the vesting date value of awards which were granted and vested during the same covered fiscal year,
•Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year,
•Less, as to any awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,
•Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards (no dividends or other earnings were paid by Halozyme on any Named Executive Officer’s Halozyme LTI awards during the fiscal years covered by the table),
•Plus, as to an award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Halozyme LTI awards held by the Named Executive Officers were materially modified during the fiscal years covered by the table).
In making each of these adjustments, the “value” of an award in the fair value of the award on the applicable date determined in accordance with FASB’s ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the Summary Compensation Table that appears in our annual proxy statement.
The table reflects the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs.
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)	Fiscal Year 2020 ($)
Summary Compensation Table Total	$9,696,978	$7,453,294	$6,518,876
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$8,250,048	$5,800,082	$5,000,019
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$16,906,354	$4,269,706	$12,349,282
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$4,707,222	$(1,200,168)	$8,855,689
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(243,319)	$1,269,328	$1,650,904
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
Compensation Actually Paid	$22,817,187	$5,992,078	$24,374,731

Non-PEO NEO Average Total Compensation Amount	$ 2,415,581	2,398,657	1,812,287
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,154,512	591,581	4,356,681
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	For purposes of this table, the compensation actually paid (“Compensation Actually Paid”, or “CAP”) to each of our Named Executive Officers (including for purposes of this table, former named executive officers who are included in the Non-PEO NEO group for the applicable year) means the Named Executive Officer’s total compensation as reflected in the Summary Compensation Table for the applicable year less the grant date fair values of stock awards and option awards included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the Named Executive Officer for the applicable year, and adjusted for the following with respect to Halozyme’s LTI awards granted to the Named Executive Officer:
•Plus the year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
•Plus the vesting date value of awards which were granted and vested during the same covered fiscal year,
•Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year,
•Less, as to any awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,
•Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards (no dividends or other earnings were paid by Halozyme on any Named Executive Officer’s Halozyme LTI awards during the fiscal years covered by the table),
•Plus, as to an award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Halozyme LTI awards held by the Named Executive Officers were materially modified during the fiscal years covered by the table).
In making each of these adjustments, the “value” of an award in the fair value of the award on the applicable date determined in accordance with FASB’s ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the Summary Compensation Table that appears in our annual proxy statement.
The table reflects the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs.
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a fiscal year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)	Fiscal Year 2020 ($)
Summary Compensation Table Total	$2,415,581	$2,398,657	$1,812,287
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$1,850,034	$1,550,057	$1,200,080
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$3,501,893	$801,386	$3,060,449
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$390,849	$(226,734)	$959,721
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(17,998)	$151,721	$199,408
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(1,285,779)	$(983,392)	$(475,103)
Compensation Actually Paid	$3,154,512	$591,581	$4,356,681

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Total Shareholder Return represents the return on a fixed investment of $100 in Halozyme’s stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year. Peer Group Total Shareholder Return represents the return on a fixed investment of $100 in the NASDAQ Biotechnology Index for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three years against our total shareholder return and the total shareholder return for the NASDAQ Biotechnology Index (each calculated as described above) over that period of time.
Compensation Actually Paid vs. Net Income [Text Block]	This column shows Halozyme’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three years against our net income for each of those years.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	This column shows Halozyme’s revenue for each fiscal year covered by the table. We consider revenue to be a the most important financial performance metric in our 2022 executive compensation program because it is used in determining each of our NEO’s annual 2022 cash incentive. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three years against our revenue for each of those years.
Total Shareholder Return Vs Peer Group [Text Block]	Total Shareholder Return represents the return on a fixed investment of $100 in Halozyme’s stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year. Peer Group Total Shareholder Return represents the return on a fixed investment of $100 in the NASDAQ Biotechnology Index for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three years against our total shareholder return and the total shareholder return for the NASDAQ Biotechnology Index (each calculated as described above) over that period of time.
Tabular List [Table Text Block]
Following is an unranked list of the Halozyme financial performance measures we consider most important in linking the compensation actually paid to our Named Executive Officers for 2022 with Halozyme performance.
•Revenue (as used in our 2022 EBP)
•Non-GAAP Operating Income (as defined in the discussion of our 2022 EBP included in the Compensation Discussion and Analysis above and as used in our 2022 EBP)
•Stock Price (including relative TSR, as used in our PSUs awarded in 2021 and 2022 and as described in the Compensation Discussion and Analysis above)
In addition to the financial performance measures listed above, we view our stock price, upon which the value of all of our equity awards is dependent, as a key performance-based component of our executive compensation program in order to further align the interests of our senior management with the interests of our stockholders.

Total Shareholder Return Amount	$ 320.93	226.79	240.89
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ 202,100,000	$ 402,700,000	$ 129,000,000.0
Company Selected Measure Amount	660,100,000	443,300,000	268,000,000.0
PEO Name	Helen I Torley	Helen I Torley	Helen I Torley
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	stock price
PEO [Member] | Equity Awards, Options and Stock, Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,250,048	$ 5,800,082	$ 5,000,019
PEO [Member] | Equity Awards, Options and Stock, Outstanding, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,906,354	4,269,706	12,349,282
PEO [Member] | Equity Awards, Options and Stock, Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,707,222	(1,200,168)	8,855,689
PEO [Member] | Equity Awards, Options and Stock, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Options and Stock, Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(243,319)	1,269,328	1,650,904
PEO [Member] | Equity Awards , Options and Stock, that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Options and Stock, Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,850,034	1,550,057	1,200,080
Non-PEO NEO [Member] | Equity Awards, Options and Stock, Outstanding, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,501,893	801,386	3,060,449
Non-PEO NEO [Member] | Equity Awards, Options and Stock, Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	390,849	(226,734)	959,721
Non-PEO NEO [Member] | Equity Awards, Options and Stock, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Options and Stock, Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,998)	151,721	199,408
Non-PEO NEO [Member] | Equity Awards , Options and Stock, that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,285,779)	$ (983,392)	$ (475,103)